Spin-off - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended						11 Months Ended	0 Months Ended	3 Months Ended		12 Months Ended
	Nov. 21, 2011	Sep. 09, 2011	Nov. 20, 2011	Dec. 31, 2013	Dec. 28, 2012		Dec. 30, 2011		Nov. 10, 2011	Nov. 20, 2011 Warehouse Facility	Oct. 28, 2011 Preferred Stock Sale	Sep. 09, 2011 Inventory	Sep. 09, 2011 Property and Equipment	Dec. 28, 2012 Former Timeshare Segment	Dec. 28, 2012 Lower Limit Former Timeshare Segment	Dec. 28, 2012 Upper Limit Former Timeshare Segment	Sep. 09, 2011 Subsidiary, MVW Warehouse Facility
Segment Reporting Disclosure [Line Items]
Spin-off distribution ratio, spinnee shares received									1
Spin-off distribution ratio, spinnor shares held									10
Franchise fees, annual fee for use of Marriott timeshare and Ritz-Carlton fractional brands				$ 50,000,000
Franchise fees, percentage of developer contract sales				2.00%
Franchise fees, percentage of gross resales				1.00%
Decrease to stockholders' equity resulting from spin-off transaction					(3,000,000)	[1]	1,162,000,000	[1]
Spin-off transaction expenses recognized			34,000,000
Spin-off cash distribution, net			160,000,000							122,000,000
Secured warehouse credit facility to be used on short-term financing				2,000,000,000													300,000,000
Proceeds from sale of stock in MVW, net											38,000,000
Gain (loss) recognized as a result of spin-off	0
Timeshare strategy impairment, land sales time period															18 months	24 months
Timeshare strategy impairment, inventory sales time period														3 years
Timeshare strategy-impairment charges		324,000,000		0	0		324,000,000					256,000,000	68,000,000
Timeshare strategy-impairment charges, after-tax		$ 234,000,000

[1]	The abbreviation MVW means Marriott Vacations Worldwide Corporation.